Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 61,331	$ 56,099
Securities measured at amortized cost	67,294	52,484
Securities mandatorily measured and designated at FVTPL	82,723	67,296
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	46,311	32,194
Total financial securities	211,348	175,879
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	10,897	10,639
Securities measured at amortized cost	3,241	2,212
Securities mandatorily measured and designated at FVTPL	$ 11,302	$ 10,822
Debt securities measured at FVOCI, yield	4.70%	3.60%
Securities measured at amortized cost, yield	2.70%	1.80%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 13,485	$ 17,452
Securities measured at amortized cost	20,129	14,472
Securities mandatorily measured and designated at FVTPL	$ 7,628	$ 8,634
Debt securities measured at FVOCI, yield	4.20%	3.60%
Securities measured at amortized cost, yield	4.30%	3.50%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 22,164	$ 11,959
Securities measured at amortized cost	32,272	26,851
Securities mandatorily measured and designated at FVTPL	$ 6,045	$ 5,206
Debt securities measured at FVOCI, yield	3.70%	1.70%
Securities measured at amortized cost, yield	2.30%	1.50%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,639	$ 7,038
Securities measured at amortized cost	1,530	1,181
Securities mandatorily measured and designated at FVTPL	$ 4,347	$ 3,488
Debt securities measured at FVOCI, yield	4.70%	2.80%
Securities measured at amortized cost, yield	2.50%	1.70%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 978	$ 1,163
Securities measured at amortized cost	5,286	3,637
Securities mandatorily measured and designated at FVTPL	$ 2,898	$ 2,878
Debt securities measured at FVOCI, yield	4.50%	3.30%
Securities measured at amortized cost, yield	3.50%	1.90%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 938	$ 359
Securities measured at amortized cost	1,018	490
Securities mandatorily measured and designated at FVTPL	$ 309	$ 985
Debt securities measured at FVOCI, yield	6.80%	5.50%
Securities measured at amortized cost, yield	5.40%	4.40%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,658	$ 6,967
Securities measured at amortized cost	3,818	3,641
Securities mandatorily measured and designated at FVTPL	$ 4,455	$ 3,611
Debt securities measured at FVOCI, yield	5.10%	3.20%
Securities measured at amortized cost, yield	3.20%	2.70%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 60,759	$ 55,577
Securities mandatorily measured and designated at FVTPL	36,984	$ 35,624
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	7,395
Total financial securities	28,872
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,557
Securities measured at amortized cost	642
Securities mandatorily measured and designated at FVTPL	$ 4,766
Debt securities measured at FVOCI, yield	5.10%
Securities measured at amortized cost, yield	1.30%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 114
Securities measured at amortized cost	1,283
Securities mandatorily measured and designated at FVTPL	$ 1,303
Debt securities measured at FVOCI, yield	5.40%
Securities measured at amortized cost, yield	4.40%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,995
Securities measured at amortized cost	4,200
Securities mandatorily measured and designated at FVTPL	$ 1,037
Debt securities measured at FVOCI, yield	3.70%
Securities measured at amortized cost, yield	3.30%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,863
Securities measured at amortized cost	127
Securities mandatorily measured and designated at FVTPL	$ 3,085
Debt securities measured at FVOCI, yield	3.90%
Securities measured at amortized cost, yield	0.50%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 99
Securities measured at amortized cost	275
Securities mandatorily measured and designated at FVTPL	$ 398
Debt securities measured at FVOCI, yield	5.40%
Securities measured at amortized cost, yield	3.30%
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 161
Securities measured at amortized cost	421
Securities mandatorily measured and designated at FVTPL	$ 148
Debt securities measured at FVOCI, yield	5.60%
Securities measured at amortized cost, yield	5.10%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 591
Securities measured at amortized cost	447
Securities mandatorily measured and designated at FVTPL	$ 1,360
Debt securities measured at FVOCI, yield	2.70%
Securities measured at amortized cost, yield	5.30%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 9,380
Securities mandatorily measured and designated at FVTPL	12,097
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	43,937
Total financial securities	93,884
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	8,156
Securities measured at amortized cost	1,787
Securities mandatorily measured and designated at FVTPL	$ 3,445
Debt securities measured at FVOCI, yield	4.70%
Securities measured at amortized cost, yield	2.30%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,580
Securities measured at amortized cost	9,338
Securities mandatorily measured and designated at FVTPL	$ 1,048
Debt securities measured at FVOCI, yield	4.10%
Securities measured at amortized cost, yield	3.80%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 18,051
Securities measured at amortized cost	25,011
Securities mandatorily measured and designated at FVTPL	$ 3,753
Debt securities measured at FVOCI, yield	3.70%
Securities measured at amortized cost, yield	1.90%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,625
Securities measured at amortized cost	787
Securities mandatorily measured and designated at FVTPL	$ 1,231
Debt securities measured at FVOCI, yield	5.50%
Securities measured at amortized cost, yield	3.30%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 100
Securities measured at amortized cost	3,576
Securities mandatorily measured and designated at FVTPL	$ 2,301
Debt securities measured at FVOCI, yield	4.00%
Securities measured at amortized cost, yield	3.90%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 134
Securities mandatorily measured and designated at FVTPL	$ 158
Securities measured at amortized cost, yield	5.00%
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,513
Securities measured at amortized cost	3,304
Securities mandatorily measured and designated at FVTPL	$ 1,986
Debt securities measured at FVOCI, yield	5.30%
Securities measured at amortized cost, yield	2.90%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 36,025
Securities mandatorily measured and designated at FVTPL	13,922
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	15,091
Total financial securities	33,199
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,184
Securities measured at amortized cost	812
Securities mandatorily measured and designated at FVTPL	$ 1,355
Debt securities measured at FVOCI, yield	4.30%
Securities measured at amortized cost, yield	4.70%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 11,573
Securities measured at amortized cost	9,278
Securities mandatorily measured and designated at FVTPL	$ 885
Debt securities measured at FVOCI, yield	4.20%
Securities measured at amortized cost, yield	4.80%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 118
Securities measured at amortized cost	3,061
Securities mandatorily measured and designated at FVTPL	$ 909
Debt securities measured at FVOCI, yield	1.50%
Securities measured at amortized cost, yield	3.60%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 120
Securities measured at amortized cost	462
Securities mandatorily measured and designated at FVTPL	$ 31
Debt securities measured at FVOCI, yield	5.50%
Securities measured at amortized cost, yield	1.50%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 322
Securities measured at amortized cost	1,051
Securities mandatorily measured and designated at FVTPL	$ 199
Debt securities measured at FVOCI, yield	2.90%
Securities measured at amortized cost, yield	2.30%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 69
Securities measured at amortized cost	$ 360
Debt securities measured at FVOCI, yield	7.90%
Securities measured at amortized cost, yield	5.20%
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 542
Securities measured at amortized cost	67
Securities mandatorily measured and designated at FVTPL	$ 801
Debt securities measured at FVOCI, yield	5.40%
Securities measured at amortized cost, yield	4.40%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 13,928
Securities mandatorily measured and designated at FVTPL	4,180
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	871
Total financial securities	9,082
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	1,736
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	218
Securities measured at amortized cost	230
Securities mandatorily measured and designated at FVTPL	$ 4,392
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	4.80%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 346
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	31
Securities measured at amortized cost	$ 154
Debt securities measured at FVOCI, yield	6.20%
Securities measured at amortized cost, yield	2.60%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 457
Securities measured at amortized cost	$ 384
Debt securities measured at FVOCI, yield	5.60%
Securities measured at amortized cost, yield	2.90%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 708
Securities measured at amortized cost	103
Securities mandatorily measured and designated at FVTPL	$ 3
Debt securities measured at FVOCI, yield	6.90%
Securities measured at amortized cost, yield	8.10%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12
Securities mandatorily measured and designated at FVTPL	$ 308
Debt securities measured at FVOCI, yield	4.10%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,426
Securities mandatorily measured and designated at FVTPL	6,785
With no specific maturity [member]
Disclosure of financial assets [line items]
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	46,311
Total financial securities	$ 46,311